Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated July 18, 2008
to the prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective July 18, 2008, this investment options has changed names as indicated below.

OLD NAME	NEW NAME
Wells Fargo Advantage Growth and Income Fund – Investor Class	Wells Fargo Large Company Core Fund – Investor Class